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                                                                     Rule 497(e)
                                                              File No. 333-87521
                                                              File No. 811-09589

                      RREEF RReal Estate Securities Fund

                       Supplement Dated February 2, 2000
                                      to
                       Prospectus Dated December 1, 1999


     The bar chart that appears on page 8 of the prospectus dated December 1, 1999, should read as follows:

                           [BAR CHART APPEARS HERE]

                               1996      40.81%
                               1997      25.21%
                               1998     -18.10%

     In the text following the bar chart on page 8, the average annual total return for the American Century Real Estate Fund for the 1-year period ended December 31, 1998, is correctly stated as (18.10%).